Other Payables, Including Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other payables, including derivatives [Abstract]
Schedule of Composition of Other Payables, Including Derivatives
	December 31,
	2017	2018
	NIS millions	NIS millions
Employees and related liabilities	133	116
Government institutions	29	32
Interest payable	54	63
Accrued expenses	1	4
Deferred revenue	42	41
Derivative financial instruments	18	1
	277	257